Consolidated statements of cash flows	12 Months Ended
	Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2021 PEN (S/)
Cash flows from operating activities
Net profit for the year	S/ 1,079,276,000	S/ 1,678,114,000	S/ 1,800,179,000
Adjustments to reconcile net profit to net cash flows
Impairment loss on loans, net of recoveries	1,981,818,000	830,551,000	381,577,000
Loss (recovery) due to impairment of financial investments	7,500,000	12,752,000	(30,898,000)
Depreciation and amortization	379,038,000	336,226,000	279,690,000
Provision for sundry risks	4,138,000	12,661,000	14,872,000
Deferred Income tax	102,244,000	(442,000)	205,752,000
Net (gain) loss on sale of financial investments	(6,431,000)	14,285,000	(250,626,000)
Net (gain) loss on financial assets at fair value through profit or loss	(15,181,000)	308,256,000	(63,097,000)
Net gain on valuation of investment property	(7,111,000)	(19,146,000)	(21,969,000)
Gain on sale of fixed assets	(15,300,000)	(11,780,000)
Fair value adjustment on the participation held by Interbank in Izipay, Note 1(d)	0	(222,513,000)
Exchange difference	(8,427,000)	25,478,000	89,320,000
Increase in accrued interest receivable	(167,468,000)	(168,454,000)	(16,108,000)
Increase (decrease) in accrued interest payable	194,285,000	121,324,000	(63,839,000)
Net changes in assets and liabilities
Net increase in loan portfolio	(2,883,998,000)	(3,204,130,000)	(2,949,964,000)
Net (increase) decrease in other accounts receivable and other assets	(295,748,000)	331,287,000	(199,227,000)
Net (increase) decrease in restricted funds	(246,775,000)	225,659,000	(75,308,000)
Increase (decrease) in deposits and obligations	503,544,000	(467,213,000)	1,893,763,000
Increase (decrease) in due to banks and correspondents	1,837,830,000	(1,460,227,000)	(1,138,320,000)
Increase in other accounts payable, provisions and other liabilities	558,971,000	498,321,000	2,430,391,000
Decrease (increase) of investments at fair value through profit or loss	323,112,000	481,087,000	(659,972,000)
Income tax paid	(450,125,000)	(334,173,000)	(280,412,000)
Net cash provided by (used in) operating activities	2,875,192,000	(1,012,077,000)	1,345,804,000
Cash flows from investing activities
Purchase of investments at fair value through other comprehensive income and at amortized cost	(3,120,456,000)	(857,589,000)	(1,911,799,000)
Purchase of property, furniture and equipment	(147,645,000)	(135,036,000)	(87,282,000)
Purchase of intangible assets	(280,388,000)	(227,270,000)	(170,528,000)
Purchase of investment property	(16,903,000)	(34,760,000)	(156,892,000)
Sale of property, furniture and equipment	32,667,000	54,313,000
Purchase of subsidiaries, net of cash received		(193,215,000)
Net cash used in investing activities	(3,532,725,000)	(1,393,557,000)	(2,326,501,000)
Cash flows from financing activities
Dividends paid	(511,788,000)	(751,532,000)	(633,853,000)
Payments of bonds, notes and other obligations	(2,189,040,000)	(137,900,000)	(91,000,000)
Net increase in receivable inter-bank funds	(228,796,000)	(266,117,000)	(11,897,000)
Net increase (decrease) in payable inter-bank funds	91,245,000	30,482,000	(30,945,000)
Purchase of treasury stock, net	(80,946,000)		(594,000)
Dividend payments to non-controlling interest	(4,776,000)	(4,174,000)	(30,000)
Lease payments	(89,334,000)	(146,982,000)	(93,379,000)
Net cash used in financing activities	(3,013,435,000)	(1,276,223,000)	(861,698,000)
Net decrease in cash and cash equivalents	(3,670,968,000)	(3,681,857,000)	(1,842,395,000)
Translation gain (loss) on cash and cash equivalents	37,403,000	(26,678,000)	112,787,000
Cash and cash equivalents at the beginning of the year	12,707,776,000	16,416,311,000	18,145,919,000
Cash and cash equivalents at the end of the year, Note 3.4(ag)	9,074,211,000	12,707,776,000	16,416,311,000
Cash paid by -
Interest	2,253,881,000	1,395,673,000	988,315,000
Dividends	516,564,000	755,706,000	634,181,000
Income tax	450,125,000	334,173,000	280,412,000
Cash received from -
Interest	6,905,711,000	5,620,231,000	4,483,746,000
Dividends received	52,215,000	88,236,000	108,931,000
Non-cash transactions -
Recognition of right-of-use assets	S/ 35,901,000	33,178,000	S/ 31,692,000
Effect on the participation in Izipay prior to its acquisition, Note 1(d)		S/ (222,513,000)